UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



        Report for the Calendar Year or Quarter Ended: September 30, 2004

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Sun Valley Gold LLC

Address:  620 Sun Valley Road
          P.O. Box 2759
          Sun Valley, Idaho 83353

13F File Number: 28-10808

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Peter F. Palmedo
Title:  President of Sun Valley Gold Corporation, the Managing Member
Phone:  208-726-2399


Signature, Place and Date of Signing:


   /s/ Peter F. Palmedo         Sun Valley, Idaho               11/15/04
------------------------     ------------------------       ------------------
       [Signature]             [City, State]                      [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total: 68

Form 13F Information Table Value Total: $439,517
                                        (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


           NONE


                                                     FORM 13F INFORMATION TABLE





COLUMN 1                           COLUMN  2        COLUMN 3     COLUMN 4       COLUMN 5        COLUMN 6  COLUMN 7       COLUMN 8

                                   TITLE                       VALUE     SHRS OR   SH/ PUT/  INVESTMNT  OTHER    VOTING AUTHORITY
NAME OF ISSUER                     OF CLASS         CUSIP      (X$1000)  PRN AMT   PRN CALL  DISCRETN   MGRS  SOLE     SHARED  NONE
--------------                     --------         -----      --------  -------   ---- ---  --------   ----  ----     ------ ----
Anglogold Ashanti                  SPON ADR         035128206   $ 8,053    207,022 SH        SOLE              207,022
Apollo Gold Corporation            COM              03761E102   $ 1,225  1,500,000 SH        SOLE            1,500,000
Aurizon Mines Ltd.                 COM              05155P106   $ 1,776  1,600,000 SH        SOLE            1,600,000
Bema Gold Corp.(L)                 COM              08135F107     $ 375    117,500 SH        SOLE              117,500
Buenaventura                       SPON ADR         204448104   $ 8,574    361,000 SH        SOLE              361,000
Cambior Inc.                       COM              13201L103   $ 9,537  3,096,400 SH        SOLE            3,096,400
Coeur D'Alene Mines                COM              192108108   $ 1,245    262,740 SH        SOLE              262,740
Crystallex Intl Corp.              COM              22942F101   $ 4,922  1,460,400 SH        SOLE            1,460,400
Cumberland Res. Ltd.(L)            COM              23077r100   $ 5,549  3,096,800 SH        SOLE            3,096,800
Durban Roodeport Deep              SPON ADR         266597301     $ 275    136,900 SH        SOLE              136,900
Gold Fields Ltd.                   SPON ADR         38059T106   $ 5,801    424,950 SH        SOLE              424,950
Gold Reserve                       CL A             38068N108   $ 2,739    588,400 SH        SOLE              588,400
Harmony Gold                       SPON ADR         413216300   $ 2,294    168,461 SH        SOLE              168,461
Ivanhoe Mines                      COM              46579N103   $ 9,120  1,620,000 SH        SOLE            1,620,000
Kinross Gold                       COM              496902206   $ 7,041  1,038,475 SH        SOLE            1,038,475
Metallica Res                      COM              59125J104   $ 3,709  2,720,000 SH        SOLE            2,720,000
Minefinders                        COM              602900102   $ 1,725    250,000 SH        SOLE              250,000
Miramar Mining                     COM              60466E100   $ 4,171  3,284,200 SH        SOLE            3,284,200
Newmont Mining                     COM              651639106   $ 5,395    118,500 SH        SOLE              118,500
Randgold Resources Ltd.            ADR              752344309  $ 14,230  1,441,754 SH        SOLE            1,441,754
Yamana Gold Inc.                   COM              98462Y100   $ 6,519  2,529,742 SH        SOLE            2,529,742
Yamana Gold Inc.                   W EXP 07/31/200  98462Y118   $ 3,147  1,935,933 SH        SOLE            1,935,933
Barrick Gold                       COM              67901108   $ 51,592  2,452,100 SH  CALL  SOLE            2,452,100
Anglogold Ashanti Ltd.             SPON ADR         35128206    $ 9,725    250,000 SH  CALL  SOLE              250,000
Freeport-McMoran Copper & Co.      CL B             35671D857  $ 20,250    500,000 SH  CALL  SOLE              500,000
Gold Fields Ltd.                   SPON ADR         38059T106  $ 16,380  1,200,000 SH  CALL  SOLE            1,200,000
Randgold Resources Ltd.            ADR              752344309   $ 4,935    500,000 SH  CALL  SOLE              500,000
Harmony Gold                       ADR              413216300  $ 45,709  3,356,000 SH  CALL  SOLE            3,356,000
Pan American Silver Corp.          COM              697900108   $ 5,361    315,000 SH  CALL  SOLE              315,000
Placer Dome                        COM              752906101  $ 39,760  2,000,000 SH  CALL  SOLE            2,000,000
Barrick Gold                       COM              67901108   $ 21,040  1,000,000 SH  PUT   SOLE            1,000,000
Freeport-McMoran Copper & Co.      CL B             35671D857  $ 20,250    500,000 SH  PUT   SOLE              500,000
Gold Fields Ltd.                   SPON ADR         38059T106   $ 3,413    250,000 SH  PUT   SOLE              250,000
Newmont Mining Corp                COM              651639106  $ 50,083  1,100,000 SH  PUT   SOLE            1,100,000
Placer Dome                        COM              752906101   $ 4,473    225,000 SH  PUT   SOLE              225,000
Alcan Inc.                         COM              013716105    $ 1,238    25,900 SH        SHARED-OTHER                  25,900
Alcoa Inc                          COM              013817101      $ 215     6,400 SH        SHARED-OTHER                   6,400
Anglogold ADR                      ADR              035128206    $ 1,564    40,200 SH        SHARED-OTHER                  40,200
Apollo Gold Corporation            COM              03761E102      $ 285   349,300 SH        SHARED-OTHER                 349,300
Arch Coal Inc                      COM              039380100      $ 532    15,000 SH        SHARED-OTHER                  15,000
Aurizon Mines Ltd.                 COM              05155P106      $ 482   434,600 SH        SHARED-OTHER                 434,600
BHP Billiton Ltd.                  SPON ADR         088606108      $ 623    30,000 SH        SHARED-OTHER                  30,000
Brush Engineered Materials         COM              117421107      $ 880    42,500 SH        SHARED-OTHER                  42,500
Cambior Inc.                       COM              13201L103      $ 781   253,500 SH        SHARED-OTHER                 253,500
Cameco Corp.                       COM              13321L108    $ 1,957    24,600 SH        SHARED-OTHER                  24,600
Canadian Natural Resource
  Limited                          COM              136385101      $ 697    17,500 SH        SHARED-OTHER                  17,500
Canyon Resources                   COM              138869300      $ 636   167,300 SH        SHARED-OTHER                 167,300
Consol Energy Corp.                COM              2085P109     $ 2,047    58,678 SH        SHARED-OTHER                  58,678
Crystallex Intl Corp.(L)           COM              22942F101    $ 1,972   585,300 SH        SHARED-OTHER                 585,300
Freeport-McMoran Copper            CL B             35671D857    $ 4,637   114,500 SH        SHARED-OTHER                 114,500
Gammon Lake Resources              COM              364915108      $ 740   124,300 SH        SHARED-OTHER                 124,300
Gold Fields Ltd.                   SPON ADR         38059T106      $ 887    65,000 SH        SHARED-OTHER                  65,000
Ivanhoe Mines                      COM              46579N103    $ 2,485   441,434 SH        SHARED-OTHER                 441,434
Lihir Gold                         SPON ADR         532349107      $ 319    20,000 SH        SHARED-OTHER                  20,000
Minefinders                        COM              602900102    $ 1,022   148,100 SH        SHARED-OTHER                 148,100
Miramar Mining                     COM              60466E100    $ 1,579 1,243,000 SH        SHARED-OTHER              1, 243,000
Northern Orion                     COM              665575106    $ 1,535   604,800 SH        SHARED-OTHER                 604,800
Pan Am. Silver                     COM              697900108      $ 681    40,000 SH        SHARED-OTHER                  40,000
Peabody Energy Corp.               COM              704549104    $ 1,440    24,200 SH        SHARED-OTHER                  24,200
Penn Virginia                      COM              707882106      $ 317     8,000 SH        SHARED-OTHER                   8,000
Phelps Dodge Corp.                 COM              717265102    $ 2,273    24,700 SH        SHARED-OTHER                  24,700
Placer Dome, Inc.                  COM              725906101    $ 1,324    66,600 SH        SHARED-OTHER                  66,600
Southern Peru Copper Corp.         COM              843611104      $ 956    18,500 SH        SHARED-OTHER                  18,500
Titanium Metals Corporation        COM              888339207      $ 704    30,000 SH        SHARED-OTHER                  30,000
Valence Technology                 COM              918914102      $ 700   203,632 SH        SHARED-OTHER                 203,632
WMC Resources                      SPON ADR         92928R106      $ 168    10,700 SH        SHARED-OTHER                  10,700
Wheaton River                      COM              962902102    $ 2,055   652,500 SH        SHARED-OTHER                 652,500
Yamana Gold Inc.                   COM              98462Y100    $ 1,394   541,125 SH        SHARED-OTHER                 541,125



00964.0003 #525881